OMB APPROVAL
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number           811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 West Michigan Street, Milwaukee, WI	53233
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
803 West Michigan Street, Milwaukee, WI 53233

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:            March 31

Date of reporting period:          July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Strategic Latin America Fund
Proxy Voting Record for the Period 7/1/10 - 6/30/11

Issuer	Ticher symbol	CUSIP	Meeting date	Brief description of vote	Proposed by management or a shareholder	Vote cast	TYPE OF VOTE	Mgmt Rec
Ecopetrol	EC	279158109	03/24/2011	APPROVAL AGENDA	MGM	NO*	NA	FOR
				APPOINTMENT OF THE MEETING PRESIDENT	MGM	NO*	NA	FOR
				APPOINTMENT OF THE COMMISSION IN CHARGE OF ELECT AND POLLING	MGM	NO*	NA	FOR
				APPOINTMENT OF THE COMMISION IN CHARGE OF REVIEWING MINUTES	MGM	NO*	NA	FOR
				APPROVAL OF REPORTS AND FINANCIAL STATEMENTS	MGM	NO*	NA	FOR
				APPROVAL OF PROPOSAL FOR DIVIVEND DISTRIBUTION	MGM	NO*	NA	FOR
				ELECTION AUDITOR	MGM	NO*	NA	FOR
				ELECTION BOARD OF DIRECTORS	MGM	NO*	NA	FOR
				APPROVAL AMENDMENTS	MGM	NO*	NA	FOR

Eletrobras	EBR	15234Q207	11/1/2011	CAPITAL INCREASE WITH ISSUANCE OF NEW SHARES	MGM	NO*	NA	FOR

Petrobras	PBR	71654V408	7/12/2010	APPROVE INCORPORATION PROTOCOL AND JUSTIFICATION SIGNED	MGM	NO*	NA	FOR
BETWEEN MARLIM PARTICIPACOES AND THE COMPANY
				APPROVE INCORPORATION PROTOCOL AND JUSTIFICATION SIGNED	MGM	NO*	NA	FOR
BETWEEN NOVA MARLIM PARTICIPACOES AND THE COMPANY
				RATIFY HIRING OF KPMG BY THE CORPORATION TO PREPARE THE	MGM	NO*	NA	FOR
ASSESSMENT REPORT FOR MARLIM PARTICIPACOES S.A. AND NOVA
MARLIM PARTICIPACOES S.A.
				APPROVE THE ASSESSMENT REPORT PREPARED BY KPMG	MGM	NO*	NA	FOR
				APPROVE THE INCORPORATION OF MARLIM PARTICIPACOES S.A.	MGM	NO*	NA	FOR
AND NOVE MARLIM PARTICIPACOES S.A. INTO THE COMPANY WITH
NO INCREASE TO THE COMPANY JOINT STOCK

Banco Latinoamericano	BLX	P16994132	04/20/2011	APPROVED BANK`S AUDITED FINANCIAL STATEMENTS	MGM	YES	FOR	FOR
de Comercio Exterior				TO APPOINT DELOITTE AS THE BANKS PUBLIC ACCOUNTING FIRM	MGM	YES	FOR	FOR
				PROPOSAL TO APPROVE THE ADVISORY RELATING EXECUTIVE	MGM	YES	FOR	FOR
COMPENSATION
				EXECUTIVE COMPENSATION FREQUENCY SHAREHOLDER VOTE	MGM	YES	1 YEAR	1 YEAR

LAN Airlines	LFL	501723100	04/29/2011	APPROVAL ANNUAL REPORT, BALANCE SHEET, FINANCIAL STATEMENT	MGM	NO*	NA	NONE
				APPROVAL OF DISTRIBUTION OF A DEFINITIVE DIVIDENDS	MGM	NO*	NA	NONE
				COMPENSATION FOR THE BOARD OF DIRECTORS	MGM	NO*	NA	NONE
				COMPENSATION FOR THE DIRECTOR´S COMMITTE AND ITS BUDGET	MGM	NO*	NA	NONE
				APPOINTMENT OF AND EXTERNAL AUDIT COMPANY AND RATING AGENCY	MGM	NO*	NA	NONE
				INFORMATION REGARDING COST OF PROCESSING, PRINTING AND	MGM	NO*	NA	NONE
DISTRIBUTION OF THE INFORMATION REFERRED TO IN CIRCULAR 1,816
OF THE CHILEAN SUPERINTENDECY
				DETERMINATION OF THE NEWSPAPER FOR PUBLICATIONS	MGM	NO*	NA	NONE
				OTHER MATTERS OF CORPORATE INTEREST	MGM	NO*	NA	NONE

Gafisa	GFA	362607301	04/29/2011	DISCUSS AND VOTE ON THE FINANCIAL STATEMENTS	MGM	NO*	NA	FOR
				TO DECIDE ON THE DESTINATION OF THE NET PROFITS AND ON THE	MGM	NO*	NA	FOR
PAYMENTS OF DIVIDENDS
				ELECTION 3 NEW MEMBERS FOR THE BOARD	MGM	NO*	NA	FOR
				RATIFY AMOUNT OF GLOBAL REMUNERATION PAID TO THE ADMINISTRATOR	MGM	NO*	NA	FOR
				ELECTION MEMBERS OF THE COMPANY´S FISCAL COUNCIL	MGM	NO*	NA	FOR
				ESTABLISH THE AMOUNT GLOBAL REMUNERATION TO THE	MGM
MEMBERS OF COMPANY´S FISCAL COUNCIL
				AMEND ART 5 OF BYLAWS IN ORDER TO REFLECT CAPITAL	MGM	NO*	NA	FOR
INCREASES APPROVED BY THE BOARD
				REVIEW AND AMEND THE PROVISIONS OF BYLAWS	MGM	NO*	NA	FOR

CVS Caremark Corp	CVS	126650100	11/5/2011	ELECTION 12 DIRECTORS	MGM	YES	FOR	FOR
				PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG AS THE	MGM	YES	FOR	FOR
COMPANY´S INDEPENDENT PUBLIC ACOUNTING FIRM
				PROPOSAL TO APPROVE EXECUTIVE COMPENSATION	MGM	YES	FOR	FOR
				FREQUENCY OF FUTURE EXECUTIVE COMPENSATION VOTES	MGM	YES	1 YR	1 YR
				STOCKHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS	MGM	YES	AGAINST	AGAINST
AND EXPENDITURES
				STOCKHOLDER PROPOSAL REGARDING STOCKHOLDER ACTION BY	MGM	YES	AGAINST	AGAINST
WRITEN CONSENT

Kraft Foods	KFT	50075N104	05/24/2011	ELECTION 11 DIRECTORS	MGM	YES	FOR	FOR
				ADVISORY VOTE ON EXECUTIVE COMPENSATION	MGM	YES	FOR	FOR
				FREQUENCY ADVISORY VOTE	MGM	YES	1 YR	1 YR
				FREQUENCY ADVISORY EXECUTIVE COMPENSATION	MGM	YES	FOR	FOR
				APPROVAL STOCK COMPENSATION PLAN	MGM	YES	FOR	FOR
				RATIFICATION OF PWC AS INDEPENDENT AUDITOR	MGM	YES	FOR	FOR

MERCK & CO	MRK	58933Y105	05/24/2011	ELECTION 18 DIRECTORS	MGM	YES	FOR	FOR
				RATIFICATION OF THE APPOINTMENT OF THE PUBLIC ACCOUNTING FIRM	MGM	YES	FOR	FOR
				ADVISORY VOTE ON EXECUTIVE COMPENSATION	MGM	YES	FOR	FOR
				FREQUENCY ADVISORY EXECUTIVE COMPENSATION	MGM	YES	3 YR	3 YR

BRASIL FOODS	BRF	10552T107	04/29/2011	TO EXAMINE AND VOTE MGM REPORT AND FINANCIAL STATEMENT	MGM	NO*	NA	NONE
				TO RATIFY DISTRIBUTION OF SHAREHOLDER REMUNERATION PER	MGM	NO*	NA	NONE
BOARD OF DIRECTORS
				ELECTION BOARD OF DIRECTORS	MGM	NO*	NA	NONE
				ELECTION SHOULD BE HELD ON THE BASIS OF THE MULTIPLE	MGM	NO*	NA	NONE
VOTING PROCESS
				ELECTION FISCAL COUNCIL. AUDIT COMMITTEE	MGM	NO*	NA	NONE
				ESTABLISH ANNUAL COMPENSATION FOR MEMBERS OF MANAGEMENT	MGM	NO*	NA	NONE
AND FISCAL COUNCIL

VALE S.A.	VALE	91912E 105	04/19/2011	PROPOSAL FOR THE DESTINATION OF PROFITS AND APPROVAL OF	MGM	NO*	NA	FOR
THE INVESTMENT BUDGET
				APPOINTMENT OF THE MEMBERS OF THE BOARD OF DIRECTORS	MGM	NO*	NA	FOR
				APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL	MGM	NO*	NA	FOR
				ESTABLISHMENT OF THE REMUNERATION	MGM	NO*	NA	FOR
				PROPOSAL FOR A CAPITAL INCREASE TROUGH CAPITAL OF RESERVES	MGM	NO*	NA	FOR

Desarrolladora Homex	HXM	25030W100	04/29/2011	APPROVAL FINANCIAL STATEMENTS OF THE COMPANY AND SUBSIDIARIES	MGM	NO*	NA	FOR
				RESOLUTION ON THE ALLOCATION OF PROFITS	MGM	NO*	NA	FOR
				APPROVAL OF THE MAXIMUN AMOUNT OF FUNDS FOR STOCK REPURCHASE	MGM	NO*	NA	FOR
				APPOINTMENT OR RATIFICATION OF THE MEMBERS OF THE BOARD OF+E118	MGM	NO*	NA	FOR
DIRECTORS AND SECRETARY, APPOINTMENT OR RATIFICATION OF THE
CHAIRMAN OF THE AUDIT COMMITTE
				DESIGNATION OF SPECIAL DELEGATES WHO WILL EXECUTE THE RESOL	MGM	NO*	NA	FOR

TARGET CORP	TGT	87612E 106	8/6/2011	ELECTION 11 DIRECTORS	MGM	YES	FOR	FOR
				TO RATIFY APPOINTMENT OF ERNST & YOUNG AS INDEPENDENT PUBLIC	MGM	YES	FOR	FOR
ACCOUNTANT
				TO APPROVE INCENTIVE PLAN	MGM	YES	FOR	FOR
				TO CAST A NON BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION	MGM	YES	FOR	FOR
				TO CAST A NON BINDING ADVISORY VOTE ON THE FREQUENCY	MGM	YES	1 YR	1 YR
				SHAREHOLDER PROPOSAL ON COMPENSATION BENCHMARKING	MGM	YES	AGAINST	AGAINST
				SHAREHOLDER PROPOSAL ON ELECTRONICS RECYCLING	MGM	YES	AGAINST	AGAINST

* Notification not received on time

 SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Investment Managers Series Trust

By (Signature and Title)*		/s/ Rita Dam
Rita Dam, Treasurer
Date	July 29, 2011

* Print the name and title of each signing officer under his or her signature.